SIGNIFICANT ACCOUNTING POLICIES - Activity in Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Allowance for doubtful accounts	$ 39	$ 47	$ 97
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	48	47	97
Retrospective effect of application of new accounting standard	1	0	0
Provision	2	10	4
Write-offs	(12)	(10)	(50)
Recoveries	3	1	2
Foreign exchange and other	(3)	0	(6)
Balance, end of period	$ 39	$ 48	$ 47